Net Income (Loss) from Financial Assets at Fair Value through Profit or Loss - Summary of Net Income (Loss) from Financial Assets at Fair Value Through Profit or Loss (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Net income (loss) from financial assets at fair value through profit or loss	¥ (667)	¥ 2,018	¥ 12,260
Debt instruments [member]
Disclosure of detailed information about financial instruments [line items]
Net income (loss) from financial assets at fair value through profit or loss	(1,775)	428	11,311
Equity instruments [member]
Disclosure of detailed information about financial instruments [line items]
Net income (loss) from financial assets at fair value through profit or loss	¥ 1,108	¥ 1,590	¥ 949